INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2019
INVESTMENTS IN ASSOCIATES [abstract]
Disclosure of investments in associates

11         INVESTMENTS IN ASSOCIATES

	2018	2019
	RMB’000	RMB’000

Share of net assets	181,725	174,686
Less: provision for impairment	-	-
	181,725	174,686

The movement of investments in associates of the Group during the year is as follows:

	2017	2018	2019
	RMB’000	RMB’000	RMB’000

Beginning of the year	167,604	174,548	181,725
Share of results after tax	6,944	7,177	(7,039)
End of the year	174,548	181,725	174,686

As at December 31, 2019, the Group had direct interests in the following companies which are incorporated/established and are operating in the PRC:

Name of the entity	Percentage of equity interest attributable to the Company	Paid-in capital	Principal activities

Guangzhou Tiecheng Enterprise Company Limited ("Tiecheng")	49%	RMB343,050,000	Properties leasing and trading of merchandise
Shenzhen Guangzhou Railway Civil Engineering Company ("Shentu")	49%	RMB64,000,000	Construction of railroad properties

The above associates are limited liability companies and are unlisted companies. There are no significant contingent liabilities relating to the Group’s interest in the associates and there are no significant restrictions on the transfer of assets or earnings from the associates to the Group.

Set out below are the summarized financial information for Tiecheng and Shentu which are accounted for using the equity method in the consolidated financial statements.

Summarized balance sheets

	Tiecheng		Shentu
	2018	2019	2018	2019
	RMB’000	RMB’000	RMB’000	RMB’000

Current assets	121,465	77,732	1,143,125	1,612,909
Non-current assets	326,644	361,864	12,794	12,941
Total assets	448,109	439,596	1,155,919	1,625,850

Current liabilities	208,458	223,295	1,024,702	1,485,647

Equity	239,651	216,301	131,217	140,203

Share of net assets	117,429	105,987	64,296	68,699

Carrying amount of interest in associates	117,429	105,987	64,296	68,699

Summarized comprehensive income statements

	Tiecheng					Shentu
		2017			2018			2019		2017	2018	2019
	RMB’000		RMB’000	RMB’000		RMB’000	RMB’000		RMB’000

Revenue		44,351			45,017			45,673		506,608	851,701	1,222,250
Net profit/(loss)		12,225			11,039			(23,350)		1,947	3,608	8,986
Total comprehensive income/(loss) for the year		12,225			11,039			(23,350)		1,947	3,608	8,986

Reconciliation of the summarized financial information presented to the carrying amount of its interests in associates as follows:

	Tiecheng			Shentu			Total
	2017	2018	2019	2017	2018	2019	2017	2018	2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Opening net assets	216,387	228,612	239,651	125,662	127,609	131,217	342,049	356,221	370,868
Profit/(loss) for the year	12,225	11,039	(23,350)	1,947	3,608	8,986	14,172	14,647	(14,364)
Closing net assets	228,612	239,651	216,301	127,609	131,217	140,203	356,221	370,868	356,504
Percentage of ownership interest	49%	49%	49%	49%	49%	49%	49%	49%	49%
Carrying value	112,020	117,429	105,987	62,528	64,296	68,699	174,548	181,725	174,686